Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2014
Finite Lived Intangible Assets [Line Items]
WACC taken into account for impairment calculations	7.00%
Goodwill impairment loss	$ 0
Amortization method	straight line basis